TURNER FUNDS

                        SUPPLEMENT DATED AUGUST 11, 2004

         The supplement filed on July 28, 2004 pursuant to Rule 497 under the Securities Act of 1933, as amended, and assigned the accession number 0001135428-04-000306 under the Securities and Exchange Commission's EDGAR filing system was filed in error and should be disregarded.